ORDINARY SHARES	6 Months Ended
Jun. 30, 2025
ORDINARY SHARES
ORDINARY SHARES
18.	ORDINARY SHARES

Following the Merger Transaction, the Company’s Articles were amended. The new authorized shares of the Company are US$50 divided into 5,000,000,000 shares comprising of ordinary shares with par value of US$0.00001 each.

Pursuant to a security purchase agreement entered with Westwood on September 16, 2024, the Company issued 51,000 ordinary shares to Westwood with a total consideration of US$105 during the six months ended June 30, 2025.

The number of ordinary shares issued and outstanding as of June 30, 2025 was 694,185,038 and 676,877,794, respectively. The number of ordinary shares issued and outstanding as of December 31, 2024 was 694,134,038 and 676,826,794, respectively.